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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4975

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                          MFS MULTIMARKET INCOME TRUST
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               (Exact name of registrant as specified in charter)

               500 Boylston Street, Boston, Massachusetts  02116
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              (Address of principal executive offices) (Zip code)

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                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts  02116
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                    (Name and address of agents for service)

      Registrant's telephone number, including area code:  (617) 954-5000

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                      Date of fiscal year end: October 31

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             Date of reporting period: July 1, 2010 - June 30, 2011

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ITEM 1.  PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04975
Reporting Period: 07/01/2010 - 06/30/2011
MFS Multimarket Income Trust









========================= MFS MULTIMARKET INCOME TRUST =========================


ACCURIDE CORPORATION

Ticker:       ACW            Security ID:  00439T107
Meeting Date: NOV 18, 2010   Meeting Type: Special
Record Date:  OCT 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reverse Stock Split             For       For          Management
2     Adjourn Meeting                         For       For          Management


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ACCURIDE CORPORATION

Ticker:       ACW            Security ID:  00439TAA5
Meeting Date: NOV 18, 2010   Meeting Type: Special
Record Date:  OCT 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reverse Stock Split             For       For          Management
2     Adjourn Meeting                         For       For          Management


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ACCURIDE CORPORATION

Ticker:       ACW            Security ID:  00439T206
Meeting Date: APR 26, 2011   Meeting Type: Annual
Record Date:  MAR 11, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Keith E. Busse           For       Withhold     Management
1.2   Elect Director Richard F. Dauch         For       For          Management
1.3   Elect Director Benjamin C. Duster, IV   For       Withhold     Management
1.4   Elect Director Robert J. Kelly          For       Withhold     Management
1.5   Elect Director William M. Lasky         For       For          Management
1.6   Elect Director Stephen S. Ledoux        For       For          Management
1.7   Elect Director John W. Risner           For       For          Management
2     Ratify Auditors                         For       For          Management
3     Approve Omnibus Stock Plan              For       For          Management
4     Advisory Vote to Ratify Named Executive For       Against      Management
      Officers' Compensation
5     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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NORTEK, INC.

Ticker:       NTKS           Security ID:  656559309
Meeting Date: NOV 09, 2010   Meeting Type: Annual
Record Date:  SEP 23, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John T. Coleman          For       For          Management
1.2   Elect Director Thomas A. Keenan         For       For          Management
1.3   Elect Director J. David Smith           For       For          Management
2     Ratify Auditors                         For       For          Management
3     Approve Omnibus Stock Plan              For       For          Management

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title): MARIA F. DIORIODWYER*
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                         Maria F. DiOrioDwyer, Principal Executive Officer

Date: August 12, 2011

*By (Signature and Title) /s/ Susan S. Newton
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                         Susan S. Newton, as attorney-in-fact

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*    Executed by Susan S. Newton on behalf of Maria F. DiOrioDwyer pursuant to a
     Power of Attorney dated October 26, 2010. (1)

(1) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 45 filed with the SEC via EDGAR on March 10, 2011.